Note 20 - Comprehensive Income (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Comprehensive Income (Loss), Net of Tax	$ 13,455	$ 30,225	$ 11,485
Derivative Instruments, Loss Recognized in Other Comprehensive Income (Loss), Effective Portion			20,418
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	11,393	20,237	31,800
Amounts Reclassified From Net Settlements on Interest Rate Swaps Qualifying for Hedge Accounting to Depreciation	(63)	(84)	(103)
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	1,999	8,828
Amounts Reclassified From Net Settlements On Interest Rate Swaps Qualifying For Hedge Accounting To Prepaid Lease Rentals	0	(1,076)	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	86,331	$ 111,927	$ 155,249
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ 2,507